Concentration of Credit Risk (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of information provided as percentages of total gross real estate assets and revenues

The following table provides information regarding the Company’s concentrations with respect to certain states, operators, and properties; the information provided is presented as percentages of the Company’s total gross real estate assets and revenues:

	Percentage of Gross Real Estate Assets		Percentage of Total Revenues
			Three Months Ended		Nine Months Ended
	September 30,	December 31,	September 30,		September 30,
Concentration	2026	2025	2026	2025	2026	2025
State:
Florida	41%	68%	45%	64%	49%	64%
Texas	9	2	13	4	13	4
Pennsylvania	7	15	10	16	11	16
Georgia	13	—	7	—	4	—
Operator:
LCS	45	86	55	84	62	84
Pegasus Senior Living	9	—	11	—	9	—
Sunrise Senior Living	7	14	10	16	12	16
Cedarhurst Senior Living	10	—	3	—	1	—
Property:
Freedom Plaza Sun City Center	5	11	6	9	6	9
Cypress Village	5	10	5	9	6	9

The following table provides information regarding the Company’s concentrations for Medicare and Medicaid as percentages of total revenues:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Medicare	10%	16%	12%	16%
Medicaid	1	2	1	2

	Percentage of Gross		Percentage of
	Real Estate Assets		Total Revenues
			Year Ended
	December 31,		December 31,
Concentration	2025	2024	2025	2024
State:
Florida	68	68	64	65
Pennsylvania	15	16	16	16
Operator:
LCS	86	86	84	84
Sunrise	14	14	16	16